UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21224
Eaton Vance Insured Michigan Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance Insured Michigan Municipal Bond Fund                                                                   as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.9%

Principal
Amount
(000’s omitted)	Security	Value
	Education — 2.3%
$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$520,665
		$520,665
	Electric Utilities — 5.7%
1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	1,324,250
		$1,324,250
	Hospital — 18.5%
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,075,210
1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	1,604,085
1,500	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,599,975
		$4,279,270
	Insured-Electric Utilities — 2.3%
500	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	533,970
		$533,970
	Insured-Escrowed/Prerefunded — 16.2%
1,150	Michigan Hospital Finance Authority, (St. John Health System), Escrowed to Maturity, (AMBAC), 5.00%, 5/15/28	1,203,762
1,000	Michigan Trunk Line, Prerefunded to 11/1/11, (FSA), 5.00%, 11/1/25	1,099,320
1,095	Puerto Rico, Prerefunded to 7/1/12, (FGIC), Variable Rate, 9.314%, 7/1/32 (1)(2)	1,455,726
		$3,758,808
	Insured-General Obligations — 34.6%
250	Allegan Public School District, (FSA), 5.00%, 5/1/30	268,152
1,550	Detroit School District, (School Bond Loan Fund), (FSA), 5.125%, 5/1/31	1,643,697
1,960	Grand Rapids and Kent County Joint Building Authority, (Devos Place), (MBIA), 0.00%, 12/1/27	694,761
4,000	Grand Rapids and Kent County Joint Building Authority, (MBIA), 0.00%, 12/1/30	1,212,880
750	Greenville Public Schools, (MBIA), 5.00%, 5/1/25	793,860
1,000	Melvindle-Northern Allen Park School District, (Building and Site), (FSA), 5.00%, 5/1/28	1,057,440

$1,330	Okemos Public School District, (MBIA), 0.00%, 5/1/19	$743,271
1,500	Reed City Public Schools, (FSA), 5.00%, 5/1/29	1,599,720
		$8,013,781
	Insured-Hospital — 9.5%
500	Michigan Hospital Finance Authority, Mid-Michigan Obligation Group, (AMBAC), 5.00%, 4/15/32	522,400
1,590	Royal Oak Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,684,271
		$2,206,671
	Insured-Lease Revenue / Certificates of Participation — 14.2%
1,750	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/22	820,820
2,615	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/23	1,163,152
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 10.745%, 7/1/36 (1)(2)	1,314,090
		$3,298,062
	Insured-Public Education — 11.4%
250	Central Michigan University, (AMBAC), 4.75%, 10/1/29	258,918
1,500	Central Michigan University, (AMBAC), 5.05%, 10/1/32 (3)	1,596,990
750	Lake Superior University, (AMBAC), 5.125%, 11/15/26	794,738
		$2,650,646
	Insured-Sewer Revenue — 5.7%
1,250	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	1,326,713
		$1,326,713
	Insured-Special Tax Revenue — 18.2%
1,500	Lansing Building Authority, (MBIA), 5.00%, 6/1/29	1,590,975
1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	1,581,150
1,000	Ypsilanti Community Utilities Authority, (San Sewer System), (FGIC), 5.00%, 5/1/32	1,051,610
		$4,223,735
	Insured-Utility — 7.0%
1,000	Lansing Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/25	1,073,790
510	Lansing Board Water Supply, Steam and Electric Utility, (FSA), 5.00%, 7/1/26	542,298
		$1,616,088

	Insured-Water Revenue — 11.3%
$1,600	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,676,368
800	Detroit Water Supply System, (MBIA), Variable Rate, 9.82%, 7/1/34 (1)(2)	940,224
		$2,616,592
	Total Tax-Exempt Investments (identified cost $33,504,624)	$36,369,251

Put Options Purchased — 0.0%

Principal
Amount
(000’s omitted)	Security	Value
$43	U.S. Treasury, Expires 8/26/05, Strike Price 109.00	$672
	Total Put Options Purchased (identified cost, $18,995)	$672
	Total Investments — 156.9% (identified cost $33,523,619)	$36,369,923
	Other Assets, Less Liabilities — 1.3%	$305,738
	Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.2)%	$(13,501,369)
	Net Assets Applicable to Common Shares— 100.0%	$23,174,292

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 83.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 25.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $3,710,040 or 16.0% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
09/05	55 U.S. Treasury Bond	Short	$(6,435,876)	$(6,531,250)	$(95,374)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$33,503,983
Gross unrealized appreciation	$2,884,263
Gross unrealized depreciation	(18,323)
Net unrealized appreciation	$2,865,940

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Michigan Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 22, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 22, 2005